401(K) Retirement Savings Plan (Details) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 13, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Retirement Savings Plan (Details) [Line Items]
Contribution plan		$ 16,700		$ 40,459		$ 63,344	$ 139,804
Predecessor [Member]
Retirement Savings Plan (Details) [Line Items]
Contribution plan	$ 8,657